INCOME TAXES (Tables)	7 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents the components of the Company’s income tax expense (benefit):

(dollars in thousands)	Year Ended December 31,
	2021	2020	2019
Current Income Tax Expense (Benefit)
U.S. federal	$—	$—	$—
State and local	716	359	81
Foreign	211	14	—

	927	373	81

Deferred Income Tax Expense (Benefit)
U.S. federal	(43,905)	—	—
State and local	(22,232)	(475)	159
Foreign	(1)	—	—

	(66,138)	(475)	159

Total Income Tax Expense (Benefit)
U.S. federal	(43,905)	—	—
State and local	(21,516)	(116)	240
Foreign	210	14	—

	$(65,211)	$(102)	$240

Schedule of Effective Income Tax Rate Reconciliation
The following table sets forth the reconciliation of the Company’s effective rate to the statutory rate:

	Year Ended December 31,
	2021	2020	2019
Statutory rate (1)	21.00%	4.00%	4.00%
Income passed through to noncontrolling interest holders	-14.95%	—%	—%
State and local income taxes	0.98%	-3.73%	0.10%
Non-deductible compensation expense	-3.54%	-0.08%	-3.28%
Other	—%	-0.07%	0.34%

Total Effective Rate	3.49%	0.12%	1.16%

(1)	The statutory rate presented is using the U.S. federal corporate tax rate for the year ended December 31, 2021, and the UBT rate for the years ended December 31, 2020 and 2019.

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2021 and 2020 the income tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

(dollars in thousands)	December 31, 2021	December 31, 2020
Deferred Tax Assets
Basis difference in subsidiaries	$439,826	$69
Tax receivable agreement	158,616	—
Net operating losses	36,500	180
Other	2,057	551

Deferred Tax Assets	$636,999	$800

Goodwill and intangible assets	47,924	—
Other	2,413	—

Deferred Tax Liabilities	$50,337	$—